Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 2, 2011
Registrant Name	dei_EntityRegistrantName	CALVERT IMPACT FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001121624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011

Calvert Large Cap Growth Fund

SUPPLEMENT TO

CALVERT LARGE CAP GROWTH FUND

Calvert Sustainable and Responsible Equity Funds

Summary and Statutory Prospectuses

Classes A, B, C and Y and Class I

dated January 31, 2011

Date of Supplement: May 2, 2011

In the meantime, a change to the portfolio manager of the Fund has been made, effective as of the close of business on May 2, 2011, as disclosed below:

Under "Investments, Risks and Performance – Principal Investment Strategies" on page 3 of the Summary Prospectus (Class A, B, C and Y), page 2 of the Summary Prospectus (Class I), page 15 of the Statutory Prospectus (Class A, B, C and Y) and page 17 of the Statutory Prospectus (Class I), replace the first four paragraphs (the first five paragraphs for the Class I Summary Prospectus) with the following:

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large cap companies as those whose market capitalization falls within the range of the S&P 500 Index ( $1.6 billion to  $369 billion as of December 31, 2010). The S&P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Fund may also invest up to 25% of its net assets in foreign securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT IMPACT FUND INC
Prospectus Date	rr_ProspectusDate	May 2, 2011
Calvert Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001121624_SupplementTextBlock

SUPPLEMENT TO

CALVERT LARGE CAP GROWTH FUND

Calvert Sustainable and Responsible Equity Funds

Summary and Statutory Prospectuses

Classes A, B, C and Y and Class I

dated January 31, 2011

Date of Supplement: May 2, 2011

In the meantime, a change to the portfolio manager of the Fund has been made, effective as of the close of business on May 2, 2011, as disclosed below:

Under "Investments, Risks and Performance – Principal Investment Strategies" on page 3 of the Summary Prospectus (Class A, B, C and Y), page 2 of the Summary Prospectus (Class I), page 15 of the Statutory Prospectus (Class A, B, C and Y) and page 17 of the Statutory Prospectus (Class I), replace the first four paragraphs (the first five paragraphs for the Class I Summary Prospectus) with the following:

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large cap companies as those whose market capitalization falls within the range of the S&P 500 Index ( $1.6 billion to  $369 billion as of December 31, 2010). The S&P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Fund may also invest up to 25% of its net assets in foreign securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 2, 2011